Share-based payments - Schedule of Changes in Founder's Warrant (Details)	Jun. 30, 2025 shares	Jan. 07, 2017 shares benefeciary	Feb. 02, 2016 shares benefeciary	Jun. 10, 2015 shares benefeciary	Feb. 10, 2015 shares benefeciary
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)	5,158,881
BSPCE 2015-1
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)					450,000
Total number of awards granted (in shares)					71,650
Total number of shares to which the awards were likely to give right (in shares)					71,650
Number of shares subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	71,650
Total number of awards outstanding (in shares)	0
Total number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	0
BSPCE 2015-1 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					24,000
BSPCE 2015-1 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)					24,000
BSPCE 2015-1 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary					13
BSPCE 2015-3
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)				450,000
Total number of awards granted (in shares)				53,050
Total number of shares to which the awards were likely to give right (in shares)				53,050
Number of shares subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	53,050
Total number of awards outstanding (in shares)	0
Total number of shares available for subscription (in shares)	0
Maximum total number of shares that may be subscribed (in shares)	0
BSPCE 2015-3 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary				42
BSPCE 2016 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)			450,000
Total number of awards granted (in shares)			126,400
Total number of shares to which the awards were likely to give right (in shares)			126,400
Number of shares subscribed (in shares)	333
Total number of awards lapsed, cancelled or forfeited (in shares)	29,250
Total number of awards outstanding (in shares)	96,817
Total number of shares available for subscription (in shares)	96,817
Maximum total number of shares that may be subscribed (in shares)	96,817
BSPCE 2016 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 O | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			43
BSPCE 2016 P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)			450,000
Total number of awards granted (in shares)			129,250
Total number of shares to which the awards were likely to give right (in shares)			129,250
Number of shares subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	31,150
Total number of awards outstanding (in shares)	98,100
Total number of shares available for subscription (in shares)	98,100
Maximum total number of shares that may be subscribed (in shares)	98,100
BSPCE 2016 P | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 P | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)			23,500
BSPCE 2016 P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary			50
BSPCE 2017 O
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		450,000
Total number of awards granted (in shares)		117,650
Total number of shares to which the awards were likely to give right (in shares)		117,650
Number of shares subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	20,600
Total number of awards outstanding (in shares)	97,050
Total number of shares available for subscription (in shares)	97,050
Maximum total number of shares that may be subscribed (in shares)	97,050
BSPCE 2017 O | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		26,400
BSPCE 2017 O | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		26,400
BSPCE 2017 O | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		42
BSCPE 2017
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)		450,000
Total number of awards granted (in shares)		80,000
Total number of shares to which the awards were likely to give right (in shares)		80,000
Number of shares subscribed (in shares)	0
Total number of awards lapsed, cancelled or forfeited (in shares)	0
Total number of awards outstanding (in shares)	80,000
Total number of shares available for subscription (in shares)	80,000
Maximum total number of shares that may be subscribed (in shares)	80,000
BSCPE 2017 | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		32,000
BSCPE 2017 | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)		32,000
BSCPE 2017 | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary		3